Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012
Income Statement [Abstract]
REVENUES	$ 43,303		$ 43,303
COST OF GOODS SOLD	35,499		35,499
GROSS PROFIT	7,804		7,804
OPERATING EXPENSES	799,657	350	1,280,702	21,839
OTHER INCOME (EXPENSE)
Consulting income	9,980		9,980
Interest expense and finance costs	(113,333)		(158,125)
LOSS FROM CONTINUING OPERATIONS	(895,206)	(350)	(1,421,043)	(21,839)
DISCONTINUED OPERATION - net				(25)
NET LOSS	$ (895,206)		$ (1,421,043)	$ (21,864)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	99,704,235	321,875,000	96,920,252	321,875,000